TRADE AND OTHER RECEIVABLES (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Trade receivables from concentrate sales	$ 23,977	$ 25,718
Advances and other receivables	7,443	4,424
Value added taxes recoverable	36,745	46,345
Total accounts and other receivables	68,165	76,487
Gains from securities trades	$ (16,050)	$ (23,238)